Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (loss)	$ 30,272	$ 3,138
Other comprehensive income:
Comprehensive income, net of taxes	30,272	3,138
Comprehensive income attributable to redeemable noncontrolling interests	18,090	1,879
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization				$ (12,836)
Comprehensive income attributable to Class A Common Stockholders	12,182	1,259
Hoya Intermediate, LLC
Net Income (loss)	$ 30,272	$ 3,138	$ 70,779	(19,129)	$ (774,185)
Other comprehensive income:
Comprehensive income, net of taxes			70,779	(18,307)	(773,090)
Comprehensive income attributable to redeemable noncontrolling interests			42,117	(3,010)	0
Unrealized gain on derivative instruments			0	822	1,095
Comprehensive loss attributable to Hoya Intermediate, LLC shareholders prior to reverse recapitalization			0	(12,836)	(773,090)
Comprehensive income attributable to Class A Common Stockholders			$ 28,662	$ (2,461)	$ 0